OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Details) - Schedule of Offsetting of Financial Assets and Liabilities - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Financial assets at fair value through profit or loss	£ 171,626	£ 160,189
Derivative financial instruments	29,613	26,369
Loans and advances to banks	10,746	9,775	£ 6,283
Loans and advances to customers	498,843	494,988
Debt securities	5,405	5,544
Financial assets at fair value through other comprehensive income	27,603	25,092
Financial liabilities
Deposits from banks	31,465	28,179
Customer deposits:	460,068	421,320
Financial liabilities at fair value through profit or loss	22,646	21,486
Derivative financial instruments	27,313	25,779
Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	191,169	183,006
Loans and advances to banks	4,467	2,399
Loans and advances to customers	24,009	21,076
Debt securities	46,683	40,906
Gross assets and liabilities
Financial assets
Financial assets at fair value through other comprehensive income	27,603	25,092
Gross assets and liabilities | Deposits from banks:
Financial liabilities
Deposits from banks	31,473	28,179
Gross assets and liabilities | Customer deposits
Financial liabilities
Customer deposits:	465,477	423,189
Gross assets and liabilities | Financial liabilities at fair value through profit or loss
Financial liabilities
Financial liabilities at fair value through profit or loss	37,557	38,741
Gross assets and liabilities | Derivative liabilities
Financial liabilities
Derivative financial instruments	85,088	77,276
Gross assets and liabilities | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	186,537	173,085
Gross assets and liabilities | Derivative financial instruments
Financial assets
Derivative financial instruments	88,700	79,735
Gross assets and liabilities | Loans and advances to banks
Financial assets
Loans and advances to banks	10,754	9,775
Gross assets and liabilities | Loans and advances to customers
Financial assets
Loans and advances to customers	504,252	499,347
Gross assets and liabilities | Debt securities
Financial assets
Debt securities	5,405	5,544
Gross assets and liabilities | Excluding reverse repos | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	158,633	148,920
Gross assets and liabilities | Excluding reverse repos | Loans and advances to banks
Financial assets
Loans and advances to banks	8,060	8,220
Gross assets and liabilities | Excluding reverse repos | Loans and advances to customers
Financial assets
Loans and advances to customers	440,200	440,388
Gross assets and liabilities | Reverse repos | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	27,904	24,165
Gross assets and liabilities | Reverse repos | Loans and advances to banks
Financial assets
Loans and advances to banks	2,694	1,555
Gross assets and liabilities | Reverse repos | Loans and advances to customers
Financial assets
Loans and advances to customers	64,052	58,959
Gross assets and liabilities | Excluding repos | Deposits from banks:
Financial liabilities
Deposits from banks	12,698	10,074
Gross assets and liabilities | Excluding repos | Customer deposits
Financial liabilities
Customer deposits:	450,651	413,659
Gross assets and liabilities | Excluding repos | Financial liabilities at fair value through profit or loss
Financial liabilities
Financial liabilities at fair value through profit or loss	7,650	10,438
Gross assets and liabilities | Repos | Deposits from banks:
Financial liabilities
Deposits from banks	18,775	18,105
Gross assets and liabilities | Repos | Customer deposits
Financial liabilities
Customer deposits:	14,826	9,530
Gross assets and liabilities | Repos | Financial liabilities at fair value through profit or loss
Financial liabilities
Financial liabilities at fair value through profit or loss	29,907	28,303
Amount offset in the balance sheet
Financial assets
Financial assets at fair value through other comprehensive income	0	0
Amount offset in the balance sheet | Deposits from banks:
Financial liabilities
Deposits from banks	8	0
Amount offset in the balance sheet | Customer deposits
Financial liabilities
Customer deposits:	5,409	1,869
Amount offset in the balance sheet | Financial liabilities at fair value through profit or loss
Financial liabilities
Financial liabilities at fair value through profit or loss	14,911	17,255
Amount offset in the balance sheet | Derivative liabilities
Financial liabilities
Derivative financial instruments	57,775	51,497
Amount offset in the balance sheet | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	14,911	12,896
Amount offset in the balance sheet | Derivative financial instruments
Financial assets
Derivative financial instruments	59,087	53,366
Amount offset in the balance sheet | Loans and advances to banks
Financial assets
Loans and advances to banks	8	0
Amount offset in the balance sheet | Loans and advances to customers
Financial assets
Loans and advances to customers	5,409	4,359
Amount offset in the balance sheet | Debt securities
Financial assets
Debt securities	0	0
Amount offset in the balance sheet | Excluding reverse repos | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	0	0
Amount offset in the balance sheet | Excluding reverse repos | Loans and advances to banks
Financial assets
Loans and advances to banks	0	0
Amount offset in the balance sheet | Excluding reverse repos | Loans and advances to customers
Financial assets
Loans and advances to customers	0	0
Amount offset in the balance sheet | Reverse repos | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	14,911	12,896
Amount offset in the balance sheet | Reverse repos | Loans and advances to banks
Financial assets
Loans and advances to banks	8	0
Amount offset in the balance sheet | Reverse repos | Loans and advances to customers
Financial assets
Loans and advances to customers	5,409	4,359
Amount offset in the balance sheet | Excluding repos | Deposits from banks:
Financial liabilities
Deposits from banks	0	0
Amount offset in the balance sheet | Excluding repos | Customer deposits
Financial liabilities
Customer deposits:	0	1,869
Amount offset in the balance sheet | Excluding repos | Financial liabilities at fair value through profit or loss
Financial liabilities
Financial liabilities at fair value through profit or loss	0	0
Amount offset in the balance sheet | Repos | Deposits from banks:
Financial liabilities
Deposits from banks	8	0
Amount offset in the balance sheet | Repos | Customer deposits
Financial liabilities
Customer deposits:	5,409	0
Amount offset in the balance sheet | Repos | Financial liabilities at fair value through profit or loss
Financial liabilities
Financial liabilities at fair value through profit or loss	14,911	17,255
Net amount recognised in the balance sheet
Financial assets
Financial assets at fair value through other comprehensive income	27,603	25,092
Net amount recognised in the balance sheet | Deposits from banks:
Financial liabilities
Deposits from banks	31,465	28,179
Net amount recognised in the balance sheet | Customer deposits
Financial liabilities
Customer deposits:	460,068	421,320
Net amount recognised in the balance sheet | Financial liabilities at fair value through profit or loss
Financial liabilities
Financial liabilities at fair value through profit or loss	22,646	21,486
Net amount recognised in the balance sheet | Derivative liabilities
Financial liabilities
Derivative financial instruments	27,313	25,779
Net amount recognised in the balance sheet | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	171,626	160,189
Net amount recognised in the balance sheet | Derivative financial instruments
Financial assets
Derivative financial instruments	29,613	26,369
Net amount recognised in the balance sheet | Loans and advances to banks
Financial assets
Loans and advances to banks	10,746	9,775
Net amount recognised in the balance sheet | Loans and advances to customers
Financial assets
Loans and advances to customers	498,843	494,988
Net amount recognised in the balance sheet | Debt securities
Financial assets
Debt securities	5,405	5,544
Net amount recognised in the balance sheet | Excluding reverse repos | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	158,633	148,920
Net amount recognised in the balance sheet | Excluding reverse repos | Loans and advances to banks
Financial assets
Loans and advances to banks	8,060	8,220
Net amount recognised in the balance sheet | Excluding reverse repos | Loans and advances to customers
Financial assets
Loans and advances to customers	440,200	440,388
Net amount recognised in the balance sheet | Reverse repos | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	12,993	11,269
Net amount recognised in the balance sheet | Reverse repos | Loans and advances to banks
Financial assets
Loans and advances to banks	2,686	1,555
Net amount recognised in the balance sheet | Reverse repos | Loans and advances to customers
Financial assets
Loans and advances to customers	58,643	54,600
Net amount recognised in the balance sheet | Excluding repos | Deposits from banks:
Financial liabilities
Deposits from banks	12,698	10,074
Net amount recognised in the balance sheet | Excluding repos | Customer deposits
Financial liabilities
Customer deposits:	450,651	411,790
Net amount recognised in the balance sheet | Excluding repos | Financial liabilities at fair value through profit or loss
Financial liabilities
Financial liabilities at fair value through profit or loss	7,650	10,438
Net amount recognised in the balance sheet | Repos | Deposits from banks:
Financial liabilities
Deposits from banks	18,767	18,105
Net amount recognised in the balance sheet | Repos | Customer deposits
Financial liabilities
Customer deposits:	9,417	9,530
Net amount recognised in the balance sheet | Repos | Financial liabilities at fair value through profit or loss
Financial liabilities
Financial liabilities at fair value through profit or loss	14,996	11,048
Cash collateral received/ pledged
Financial assets
Financial assets at fair value through other comprehensive income	0	0
Cash collateral received/ pledged | Deposits from banks:
Financial liabilities
Deposits from banks	8,739	8,016
Cash collateral received/ pledged | Customer deposits
Financial liabilities
Customer deposits:	1,862	1,850
Cash collateral received/ pledged | Financial liabilities at fair value through profit or loss
Financial liabilities
Financial liabilities at fair value through profit or loss	0	0
Cash collateral received/ pledged | Derivative liabilities
Financial liabilities
Derivative financial instruments	5,199	5,770
Cash collateral received/ pledged | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	24	366
Cash collateral received/ pledged | Derivative financial instruments
Financial assets
Derivative financial instruments	8,715	7,650
Cash collateral received/ pledged | Loans and advances to banks
Financial assets
Loans and advances to banks	3,105	3,377
Cash collateral received/ pledged | Loans and advances to customers
Financial assets
Loans and advances to customers	2,094	2,392
Cash collateral received/ pledged | Debt securities
Financial assets
Debt securities	0	0
Cash collateral received/ pledged | Excluding reverse repos | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	0	0
Cash collateral received/ pledged | Excluding reverse repos | Loans and advances to banks
Financial assets
Loans and advances to banks	3,105	3,377
Cash collateral received/ pledged | Excluding reverse repos | Loans and advances to customers
Financial assets
Loans and advances to customers	2,094	2,392
Cash collateral received/ pledged | Reverse repos | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	24	366
Cash collateral received/ pledged | Reverse repos | Loans and advances to banks
Financial assets
Loans and advances to banks	0	0
Cash collateral received/ pledged | Reverse repos | Loans and advances to customers
Financial assets
Loans and advances to customers	0	0
Cash collateral received/ pledged | Excluding repos | Deposits from banks:
Financial liabilities
Deposits from banks	8,739	8,016
Cash collateral received/ pledged | Excluding repos | Customer deposits
Financial liabilities
Customer deposits:	1,862	1,850
Cash collateral received/ pledged | Excluding repos | Financial liabilities at fair value through profit or loss
Financial liabilities
Financial liabilities at fair value through profit or loss	0	0
Cash collateral received/ pledged | Repos | Deposits from banks:
Financial liabilities
Deposits from banks	0	0
Cash collateral received/ pledged | Repos | Customer deposits
Financial liabilities
Customer deposits:	0	0
Cash collateral received/ pledged | Repos | Financial liabilities at fair value through profit or loss
Financial liabilities
Financial liabilities at fair value through profit or loss	0	0
Non-cash collateral received/ pledged
Financial assets
Financial assets at fair value through other comprehensive income	5,132	5,859
Non-cash collateral received/ pledged | Deposits from banks:
Financial liabilities
Deposits from banks	18,767	18,105
Non-cash collateral received/ pledged | Customer deposits
Financial liabilities
Customer deposits:	12,179	11,653
Non-cash collateral received/ pledged | Financial liabilities at fair value through profit or loss
Financial liabilities
Financial liabilities at fair value through profit or loss	14,996	11,048
Non-cash collateral received/ pledged | Derivative liabilities
Financial liabilities
Derivative financial instruments	20,156	16,364
Non-cash collateral received/ pledged | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	15,536	13,728
Non-cash collateral received/ pledged | Derivative financial instruments
Financial assets
Derivative financial instruments	16,747	13,892
Non-cash collateral received/ pledged | Loans and advances to banks
Financial assets
Loans and advances to banks	2,686	1,555
Non-cash collateral received/ pledged | Loans and advances to customers
Financial assets
Loans and advances to customers	61,405	56,723
Non-cash collateral received/ pledged | Debt securities
Financial assets
Debt securities	0	211
Non-cash collateral received/ pledged | Excluding reverse repos | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	2,567	2,825
Non-cash collateral received/ pledged | Excluding reverse repos | Loans and advances to banks
Financial assets
Loans and advances to banks	0	0
Non-cash collateral received/ pledged | Excluding reverse repos | Loans and advances to customers
Financial assets
Loans and advances to customers	2,762	2,123
Non-cash collateral received/ pledged | Reverse repos | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	12,969	10,903
Non-cash collateral received/ pledged | Reverse repos | Loans and advances to banks
Financial assets
Loans and advances to banks	2,686	1,555
Non-cash collateral received/ pledged | Reverse repos | Loans and advances to customers
Financial assets
Loans and advances to customers	58,643	54,600
Non-cash collateral received/ pledged | Excluding repos | Deposits from banks:
Financial liabilities
Deposits from banks	0	0
Non-cash collateral received/ pledged | Excluding repos | Customer deposits
Financial liabilities
Customer deposits:	2,762	2,123
Non-cash collateral received/ pledged | Excluding repos | Financial liabilities at fair value through profit or loss
Financial liabilities
Financial liabilities at fair value through profit or loss	0	0
Non-cash collateral received/ pledged | Repos | Deposits from banks:
Financial liabilities
Deposits from banks	18,767	18,105
Non-cash collateral received/ pledged | Repos | Customer deposits
Financial liabilities
Customer deposits:	9,417	9,530
Non-cash collateral received/ pledged | Repos | Financial liabilities at fair value through profit or loss
Financial liabilities
Financial liabilities at fair value through profit or loss	14,996	11,048
Potential net amounts if offset of related amounts permitted
Financial assets
Financial assets at fair value through other comprehensive income	22,471	19,233
Potential net amounts if offset of related amounts permitted | Deposits from banks:
Financial liabilities
Deposits from banks	3,959	2,058
Potential net amounts if offset of related amounts permitted | Customer deposits
Financial liabilities
Customer deposits:	446,027	407,817
Potential net amounts if offset of related amounts permitted | Financial liabilities at fair value through profit or loss
Financial liabilities
Financial liabilities at fair value through profit or loss	7,650	10,438
Potential net amounts if offset of related amounts permitted | Derivative liabilities
Financial liabilities
Derivative financial instruments	1,958	3,645
Potential net amounts if offset of related amounts permitted | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	156,066	146,095
Potential net amounts if offset of related amounts permitted | Derivative financial instruments
Financial assets
Derivative financial instruments	4,151	4,827
Potential net amounts if offset of related amounts permitted | Loans and advances to banks
Financial assets
Loans and advances to banks	4,955	4,843
Potential net amounts if offset of related amounts permitted | Loans and advances to customers
Financial assets
Loans and advances to customers	435,344	435,873
Potential net amounts if offset of related amounts permitted | Debt securities
Financial assets
Debt securities	5,405	5,333
Potential net amounts if offset of related amounts permitted | Excluding reverse repos | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	156,066	146,095
Potential net amounts if offset of related amounts permitted | Excluding reverse repos | Loans and advances to banks
Financial assets
Loans and advances to banks	4,955	4,843
Potential net amounts if offset of related amounts permitted | Excluding reverse repos | Loans and advances to customers
Financial assets
Loans and advances to customers	435,344	435,873
Potential net amounts if offset of related amounts permitted | Reverse repos | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	0	0
Potential net amounts if offset of related amounts permitted | Reverse repos | Loans and advances to banks
Financial assets
Loans and advances to banks	0	0
Potential net amounts if offset of related amounts permitted | Reverse repos | Loans and advances to customers
Financial assets
Loans and advances to customers	0	0
Potential net amounts if offset of related amounts permitted | Excluding repos | Deposits from banks:
Financial liabilities
Deposits from banks	3,959	2,058
Potential net amounts if offset of related amounts permitted | Excluding repos | Customer deposits
Financial liabilities
Customer deposits:	446,027	407,817
Potential net amounts if offset of related amounts permitted | Excluding repos | Financial liabilities at fair value through profit or loss
Financial liabilities
Financial liabilities at fair value through profit or loss	7,650	10,438
Potential net amounts if offset of related amounts permitted | Repos | Deposits from banks:
Financial liabilities
Deposits from banks	0	0
Potential net amounts if offset of related amounts permitted | Repos | Customer deposits
Financial liabilities
Customer deposits:	0	0
Potential net amounts if offset of related amounts permitted | Repos | Financial liabilities at fair value through profit or loss
Financial liabilities
Financial liabilities at fair value through profit or loss	£ 0	£ 0